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[Logo of Security Life appears here]



                                  May 4, 1998


VIA EDGARLINK
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Securities and Exchange Commission
450 5th Street,  N.W.
Washington,  DC  20549


RE:  Security Life of Denver Insurance Company
     Security Life of Denver Separate Account L1
     File No. 33-74190


Dear Commissioners:


     On behalf of Security Life of Denver Insurance Company (the "Company") and its Separate Account L1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus for certain variable universal life contracts offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not differ from the form of prospectus contained in Post-Effective Amendment No. 7 to the Form S-6 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 27, 1998 via EDGARLINK.



                                        Sincerely,



                                        /s/  Anna M. Kautzman
                                        Anna M. Kautzman
                                        Assistant General Counsel